Annual Total Returns - Fidelity Freedom Index 2040 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index 2040 Fund - Institutional Premium Class
May 29, 2021
Bar Chart Table:
Annual Return 2016	9.53%
Annual Return 2017	20.56%
Annual Return 2018	(7.16%)
Annual Return 2019	26.11%
Annual Return 2020	16.49%